Credit Risk - Loans and advances at amortised cost by stage (Details) £ in Millions, $ in Billions	6 Months Ended		12 Months Ended
	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 692,346		£ 686,728
Coverage ratio	0.010		0.014	0.014
Loan impairment release	£ (742)	£ 3,738	£ 4,838
Loan loss rate			0.0138
Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	699,576		£ 696,127
Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	(7,230)		(9,399)
Financial assets at fair value, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 21,000		£ 9,500
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.002		0.002	0.002
Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 603,132		£ 580,903
Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (1,413)		£ (1,289)
Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.030		0.042	0.042
Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 88,007		£ 103,897
Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (2,669)		£ (4,322)
Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.373		0.334	0.334
Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 8,437		£ 11,327
Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	(3,148)		(3,788)
Total Barclays Group Wholesale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	7,796		7,551
Head Office
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loan impairment release	(6)	55
Barclays UK | Operating segments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loan impairment release	(443)	1,064
Barclays International | Operating segments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loan impairment release	(293)	£ 2,619
Total loans and advances at amortised cost | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 348,549		£ 342,632
Coverage ratio	0.018		0.024	0.024
Loan impairment release	£ (382)		£ 3,909
Loan loss rate			0.0111
Credit exposure			£ 5,000
Total loans and advances at amortised cost | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	355,066		350,967
Total loans and advances at amortised cost | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	(6,517)		(8,335)
Total loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 303,797		£ 289,931
Coverage ratio	0.004		0.004	0.004
Total loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 304,982		£ 290,964
Total loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	(1,185)		(1,033)
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 40,078		£ 47,442
Coverage ratio	0.053		0.070	0.070
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 42,311		£ 51,006
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	(2,233)		(3,564)
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 4,674		£ 5,259
Coverage ratio	0.399		0.415	0.415
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 7,773		£ 8,997
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	(3,099)		(3,738)
Total loans and advances at amortised cost | Total Barclays Group retail | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 213,023		£ 207,896
Coverage ratio	0.023		0.030	0.030
Loan impairment release	£ (284)		£ 2,841
Loan loss rate			0.0133
Total loans and advances at amortised cost | Total Barclays Group retail | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	218,075		£ 214,249
Total loans and advances at amortised cost | Total Barclays Group retail | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (5,052)		£ (6,353)
Total loans and advances at amortised cost | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.005		0.004	0.004
Total loans and advances at amortised cost | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 185,876		£ 178,565
Total loans and advances at amortised cost | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (891)		£ (732)
Total loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.069		0.096	0.096
Total loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 26,964		£ 30,116
Total loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (1,855)		£ (2,889)
Total loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.440		0.491	0.491
Total loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 5,235		£ 5,568
Total loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	(2,306)		(2,732)
Total loans and advances at amortised cost | Total Barclays Group Wholesale | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 135,526		£ 134,736
Coverage ratio	0.011		0.014	0.014
Loan impairment release	£ (98)		£ 1,068
Loan loss rate			0.0078
Total loans and advances at amortised cost | Total Barclays Group Wholesale | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	136,991		£ 136,718
Total loans and advances at amortised cost | Total Barclays Group Wholesale | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (1,465)		£ (1,982)
Total loans and advances at amortised cost | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.002		0.003	0.003
Total loans and advances at amortised cost | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 119,106		£ 112,399
Total loans and advances at amortised cost | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (294)		£ (301)
Total loans and advances at amortised cost | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.025		0.032	0.032
Total loans and advances at amortised cost | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 15,347		£ 20,890
Total loans and advances at amortised cost | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (378)		£ (675)
Total loans and advances at amortised cost | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.312		0.293	0.293
Total loans and advances at amortised cost | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 2,538		£ 3,429
Total loans and advances at amortised cost | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	(793)		(1,006)
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 4,865		£ 5,396
Coverage ratio	0.076		0.075	0.075
Loan impairment release	£ (6)		£ 91
Loan loss rate			0.0156
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	5,265		£ 5,831
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (400)		£ (435)
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.001		0.001	0.001
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 4,003		£ 4,267
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (3)		£ (4)
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.078		0.071	0.071
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 502		£ 720
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (39)		£ (51)
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.471		0.450	0.450
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 760		£ 844
Total loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	(358)		(380)
Total loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 526		£ 572
Coverage ratio	0.056		0.051	0.051
Loan impairment release	£ 0		£ 0
Loan loss rate			0
Total loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	557		£ 603
Total loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (31)		£ (31)
Total loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0		0	0
Total loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 522		£ 570
Total loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 0		£ 0
Total loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0		0	0
Total loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 3		£ 0
Total loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 0		£ 0
Total loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.969		0.939	0.939
Total loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 32		£ 33
Total loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	(31)		(31)
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 182,586		£ 176,890
Coverage ratio	0.012		0.017	0.017
Loan impairment release	£ (259)		£ 1,070
Loan loss rate			0.0059
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	184,878		£ 179,878
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (2,292)		£ (2,988)
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.002		0.002	0.002
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 158,587		£ 153,250
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (313)		£ (332)
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.044		0.063	0.063
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 23,576		£ 23,896
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (1,035)		£ (1,509)
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.348		0.420	0.420
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 2,715		£ 2,732
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	(944)		(1,147)
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 38,676		£ 37,111
Coverage ratio	0.005		0.007	0.007
Loan impairment release	£ (23)		£ 154
Loan loss rate			0.0041
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	38,877		£ 37,369
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (201)		£ (258)
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.002		0	0
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 36,069		£ 31,918
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (63)		£ (13)
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.028		0.030	0.030
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 1,727		£ 4,325
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (49)		£ (129)
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.082		0.103	0.103
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 1,081		£ 1,126
Total loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	(89)		(116)
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 25,572		£ 25,610
Coverage ratio	0.084		0.103	0.103
Loan impairment release	£ (19)		£ 1,680
Loan loss rate			0.0589
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	27,932		£ 28,540
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (2,360)		£ (2,930)
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.025		0.019	0.019
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 23,286		£ 21,048
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (575)		£ (396)
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.271		0.242	0.242
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 2,886		£ 5,500
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (781)		£ (1,329)
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.570		0.605	0.605
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 1,760		£ 1,992
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	(1,004)		(1,205)
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 96,324		£ 97,053
Coverage ratio	0.013		0.017	0.017
Loan impairment release	£ (75)		£ 914
Loan loss rate			0.0093
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	97,557		£ 98,746
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (1,233)		£ (1,693)
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.003		0.004	0.004
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 82,515		£ 79,911
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (231)		£ (288)
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.024		0.033	0.033
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 13,617		£ 16,565
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (329)		£ (546)
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.472		0.378	0.378
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 1,425		£ 2,270
Total loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	(673)		(859)
Off balance sheet loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 343,797		£ 344,096
Coverage ratio	0.002		0.003	0.003
Loan impairment release	£ (343)		£ 776
Off balance sheet loan commitments and financial guarantee contracts | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	344,510		345,160
Off balance sheet loan commitments and financial guarantee contracts | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (713)		£ (1,064)
Off balance sheet loan commitments and financial guarantee contracts | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.001		0.001	0.001
Off balance sheet loan commitments and financial guarantee contracts | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 298,150		£ 289,939
Off balance sheet loan commitments and financial guarantee contracts | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (228)		£ (256)
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.010		0.014	0.014
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 45,696		£ 52,891
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (436)		£ (758)
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.074		0.021	0.021
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ 664		£ 2,330
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	(49)		(50)
Impairment charge on other financial assets
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loan impairment release	(17)		153
Impairment charge on other financial assets | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	186,000		180,300
Impairment charge on other financial assets | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	(114)		(165)
Impairment charge on other financial assets | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	185,800		175,700
Impairment charge on other financial assets | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	(9)		(11)
Financial assets at fair value through other comprehensive income | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	58		4,400	$ (4.4)
Financial assets at fair value through other comprehensive income | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	(3)		(9)
Other assets | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	109		154
Other assets | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total impairment allowance	£ (102)		£ (145)